Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended
	Feb. 28, 2025	Feb. 26, 2025 [1]	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
SMI 3Fourteen REAL Asset Allocation ETF
Account Value [Line Items]
Accumulated Value	$ 9,859	$ 10,000	$ 9,601	$ 9,671	$ 9,939	$ 10,245	$ 10,447	$ 10,644	$ 10,930	$ 11,162	$ 11,157	$ 11,231
S&P® 500 Index
Account Value [Line Items]
Accumulated Value	$ 9,999	$ 10,000	$ 9,435	$ 9,371	$ 9,961	$ 10,468	$ 10,703	$ 10,920	$ 11,318	$ 11,583	$ 11,612	$ 11,619

[1]	Inception